Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has generally granted new-hire option awards to executive officers on or around the date of appointment of such executive officers, and all other new-hire option awards have typically been granted the first week of the month following such new hire’s employment start date. Annual refresh employee option grants are typically made in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. Beginning in 2026, the Compensation Committee, at or before its first meeting each year, chooses a single date in that same calendar year on which the Company may grant stock options to its then-current executive officers (other than executive officers whose employment commences in that calendar year after the date of such Compensation Committee meeting). Non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Director Compensation” below. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Because the Compensation Committee has a practice of generally granting stock options as described above, the Compensation Committee generally does not take MNPI into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation. For the year ended December 31, 2025, the Company has no tabular disclosures to be made pursuant to Item 402(x)(2) of Regulation S-K.

Award Timing Method	From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has generally granted new-hire option awards to executive officers on or around the date of appointment of such executive officers, and all other new-hire option awards have typically been granted the first week of the month following such new hire’s employment start date. Annual refresh employee option grants are typically made in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. Beginning in 2026, the Compensation Committee, at or before its first meeting each year, chooses a single date in that same calendar year on which the Company may grant stock options to its then-current executive officers (other than executive officers whose employment commences in that calendar year after the date of such Compensation Committee meeting). Non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Director Compensation” below. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Because the Compensation Committee has a practice of generally granting stock options as described above, the Compensation Committee generally does not take MNPI into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false